S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 24, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Matthew Hayes	Wagtail Capital Pty Ltd	Corporate advisory	Managing Director
	Bison Resources Ltd.	Public mineral exploration company	Lead Manager
	Black Bear Minerals Ltd.	Public mineral exploration company	Founder, Executive Chairman
	Sun Silver Ltd	Public mineral exploration company	Founder and Corporate Advisor

Michael Loughnan	Oakline Group, LLC	Private financial advisory firm	Principal
	Sunbelt Uranium Pty Ltd	Private uranium exploration company	Director
	Chandana Holdings Pty Ltd	Private sandalwood production and processing company	Director
	Copperhead (WA) Pty Ltd	Private sandalwood production and processing company	Director

Brett Hamilton	Propeller Head Films Pty Ltd	Private film and video production company	Producer and Managing Director
	The Online Speechie Pty Ltd	Private speech pathology company	Co-Founder

Timothy Mackellar	Bison Resources Ltd.	Public precious metals exploration company	Chief Executive Officer
	Trellis Holdings Pty Ltd.	Private investment company	Director
	Black Bear Minerals Ltd.	Public mineral exploration company	Strategic Advisor

Adam Jakovich	Jako Industries Pty Ltd.	Private mechanical services and engineering company	Managing Director
	Bison Resources Ltd.	Public precious metals exploration company	Non-Executive Chairman and Director
	Villa Dalmacia Association	Nonprofit	Chairman of the Board